Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Sep. 30, 2013
Cash paid during the period for:
Interest	$ 8,326,000	$ 2,395,000
Income taxes	0	0
Accounts Receivable
Allowance for doubtful accounts receivable	0	0
Inventory
Materials and supplies	670,000	371,000
Oil inventory	352,000	380,000
Total inventory	1,022,000	751,000	972,000
Oil and Natural Gas Properties
Discount rate (as a percent)	10.00%
Period used in calculation of ceiling limitation	12 months
Gain or loss recognized on sales and abandonments of oil and natural gas properties	0
Minimum percentage of sale of proved reserve quantities for significant alteration	25.00%
Interest expense capitalized	200,000
Proved properties, including wells and related equipment
Proved leasehold costs	376,271,000	283,302,000	411,657,000
Wells and related equipment - completed	379,036,000	89,140,000	634,980,000
Wells and related equipment - in process	33,264,000	26,763,000	38,244,000
Total proved properties	788,571,000	399,205,000	1,084,881,000
Segment Reporting
Number of industries in which the entity operates	1
Major Customers / Concentration of Credit Risk
Outstanding accounts receivable	24,501,000	17,181,000	45,851,000
Revenues | Purchaser | Occidental Petroleum Corporation
Major Customers / Concentration of Credit Risk
Percentage of total revenues	29.00%	58.00%
Revenues | Purchaser | DCP Midstream
Major Customers / Concentration of Credit Risk
Percentage of total revenues	12.00%	13.00%
Revenues | Purchaser | Pecos Gathering & Marketing
Major Customers / Concentration of Credit Risk
Percentage of total revenues	43.00%	13.00%
Accounts Receivable | Purchaser | Occidental Petroleum Corporation
Major Customers / Concentration of Credit Risk
Outstanding accounts receivable	4,456,000	5,863,000
Accounts Receivable | Purchaser | DCP Midstream
Major Customers / Concentration of Credit Risk
Outstanding accounts receivable	2,604,000	2,716,000
Accounts Receivable | Purchaser | Pecos Gathering & Marketing
Major Customers / Concentration of Credit Risk
Outstanding accounts receivable	$ 9,348,000	$ 3,756,000